Share-Based Compensation (Tables)	6 Months Ended
Jun. 30, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity
A summary of the Company’s stock option activity for the six months ended June 30, 2014 and 2013 is shown below:

	Six Months Ended June 30,
	2014		2013
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Outstanding at beginning of period	5,058,363	$8.48	2,339,601	$5.89
Granted	—	—	2,970,353	10.32
Forfeited	—	—	(242,970)	6.60
Exercised	(42,600)	3.67	—	—
Outstanding at end of period	5,015,763	$8.52	5,066,984	$8.46

Schedule of Share-based Compensation, Restricted Stock Units Award Activity
A summary of the Company's RSU activity for the six months ended June 30, 2014 and 2013 is shown below:

	Six Months Ended June 30,
	2014		2013
	RSUs	Weighted Average Grant Date Fair Value	RSUs	Weighted Average Grant Date Fair Value
Non-vested at beginning of period	—	$—	—	$—
Granted	90,000	15.91	—	—
Vested	—	—	—	—
Forfeited	—	—	—	—
Non-vested at end of period	90,000	$15.91	—	$—